UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Ordinary shares [member]	Preference Shares A	Preference Shares B [Member]	Preference Shares C [Member]	Issued capital [member]		Share premium [member]	Retained earnings [member]	Capital reserve [member]	Total
Balance at the beginning at Dec. 31, 2019					$ 4		$ 44,151	$ (49,206)	$ (115)	$ (5,166)
Balance at the beginning (in shares) at Dec. 31, 2019	17,197,000	7,300,000	4,778,000	856,000
Changes in equity [abstract]
Exercise of options					0	[1]	14			14
Exercise of options (in shares)	572,000
Shares issued to Financial Institutions					0	[1]	750			750
Shares issued to Financial Institutions (in shares)	123,000
Warrant exercised							999			999
Stock-based compensation							76			76
Loss for the period								(17,563)	(790)	(17,563)
Balance at the end at Dec. 31, 2020					4		45,990	(66,769)	(905)	(21,680)
Balance at the end (in shares) at Dec. 31, 2020	17,892,000	7,300,000	4,778,000	856,000
Changes in equity [abstract]
Exercise of options							22			22
Exercise of options (in shares)	12,000,000
Stock-based compensation							77			77
Loss for the period								(6,597)	(557)	(6,597)
Balance at the end at Jun. 30, 2021					4		46,089	(73,366)	(1,462)	(28,735)
Balance at the end (in shares) at Jun. 30, 2021	17,904,000	7,300,000	4,778,000	856,000
Balance at the beginning at Dec. 31, 2020					4		45,990	(66,769)	(905)	(21,680)
Balance at the beginning (in shares) at Dec. 31, 2020	17,892,000	7,300,000	4,778,000	856,000
Changes in equity [abstract]
Exercise of options					0	[1]	64			64
Exercise of options (in shares)	58,447
Stock-based compensation					0	[1]	149			149
Loss for the period								(17,050)	1,131	(17,050)
Balance at the end at Dec. 31, 2021					4		46,203	(83,819)	226	(37,386)
Balance at the end (in shares) at Dec. 31, 2021	17,950,447	7,300,000	4,778,000	856,000
Changes in equity [abstract]
Exercise of options							33			33
Exercise of options (in shares)	145,000,000
Shares issued to Financial Institutions							1,978			1,978
Shares issued to Financial Institutions (in shares)	808,907,000
Shares Back to the Company (in shares)	(75,000,000)
Warrant exercised							5,000			5,000
Warrant exercised (in shares)				822,640,000
Stock-based compensation					229				229
Loss for the period							(19,072)	3,674	(15,398)	(19,072)
Balance at the end at Jun. 30, 2022					$ 4		$ 53,443	$ (102,891)	$ 3,900	$ (45,544)
Balance at the end (in shares) at Jun. 30, 2022	18,829,354	7,300,000	4,778,000	1,678,640

[1]	Represents an amount less than one thousand.